UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: May 31

Date of reporting period: June 1, 2012 to August 31, 2012

Item 1.    Schedule of Investments.
 Attached hereto.

ENY Guggenheim Canadian Energy Income ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 99.8%
	Canada - 99.8%
72,217	AltaGas Ltd.(a)	$2,270,022
95,667	ARC Resources Ltd.(a)	2,259,713
196,933	Athabasca Oil Corp.(b)	2,709,986
80,801	Baytex Energy Corp.(a)	3,676,308
534,130	BlackPearl Resources, Inc.(b)	1,721,167
133,051	Bonavista Energy Corp.(a)	2,228,640
46,278	Bonterra Energy Corp.	2,061,021
94,049	Calfrac Well Services Ltd.	2,292,019
221,938	Canadian Energy Services & Technology Corp.	2,305,178
76,509	Canadian Natural Resources Ltd.	2,325,080
227,910	Canadian Oil Sands Ltd.	4,859,124
219,636	Canyon Services Group, Inc.	2,397,000
73,275	Cenovus Energy, Inc.(a)	2,398,320
54,676	Crescent Point Energy Corp.(a)	2,271,033
101,266	EnCana Corp.(a)	2,239,068
161,416	Enerplus Corp.(a)	2,541,830
114,203	Freehold Royalties Ltd.	2,269,363
101,701	Gibson Energy, Inc.	2,233,228
338,009	Horizon North Logistics, Inc.	2,479,794
127,266	Husky Energy, Inc.	3,362,035
56,416	Imperial Oil Ltd.(a)	2,573,121
48,581	Keyera Corp.(a)	2,215,276
61,830	MEG Energy Corp.(b)	2,432,224
67,986	Nexen, Inc.	1,707,142
79,432	Pembina Pipeline Corp.(a)	2,150,705
334,712	Pengrowth Energy Corp.(a)	2,258,886
156,563	Penn West Petroleum Ltd.(a)	2,217,916
174,915	PetroBakken Energy Ltd., Class A(a)	2,304,195
139,396	Petrobank Energy & Resources Ltd.(b)	1,747,306
195,191	Petrominerales Ltd.(a)	1,841,443
104,439	Peyto Exploration & Development Corp.(a)	2,162,121
161,541	Poseidon Concepts Corp.(a)	2,414,480
271,949	Savanna Energy Services Corp.(a)	2,014,437
1,311,597	Southern Pacific Resource Corp.(b)	2,006,902
94,050	Suncor Energy, Inc.	2,936,293
48,331	TransCanada Corp.	2,174,491
377,008	Trinidad Drilling Ltd.	2,483,206
171,493	Veresen, Inc.(a)	2,271,281
45,408	Vermilion Energy, Inc.(a)	2,066,447
	(Cost $92,968,189)	92,877,801

	Investments of Collateral for Securities Loaned - 44.1%

41,015,859	BNY Mellon Securities Lending Overnight Fund, 0.1928%(c) (d)	41,015,859
	(Cost $41,015,859)

	Total Investments - 143.9%
	(Cost $133,984,048)	133,893,660
	Liabilities in excess of Other Assets - (43.9%)	(40,848,634)
	Net Assets - 100.0%	$ 93,045,026

(a)	Security, or portion thereof, was on loan at August 31, 2012.
(b)	Non-income producing security.
(c)	At August 31, 2012, the total market value of the Fund's securities on loan was $38,902,934 and the total market value of the collateral held by the Fund was $41,015,859.
(d)	Interest rate shown reflects yield as of August 31, 2012.

See previously submitted notes to financial statements for the period ended May 31, 2012.

Summary of Investments by Sector Classification
Sector*	% of Long-Term Investments
Energy	94.9%
Industrial	2.7%
Utilities	2.4%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$134,251,569	$5,111,879	$(5,469,788)	$(357,909)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:

Common Stocks	$92,878	$-	$-	$92,878
Investments of Collateral for Securities Loaned	41,016	-	-	41,016
Total	$133,894	$-	$-	$133,894

During the three months ended August 31, 2012, there were no transfers between levels.

TAO Guggenheim China Real Estate ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.8%
	Diversified - 11.6%
67,000	Swire Pacific Ltd., Class A	$791,691
175,000	Swire Pacific Ltd., Class B	406,124
173,000	Wharf Holdings Ltd.	1,065,044
		2,262,859

	Financial - 88.2%
236,000	Agile Property Holdings Ltd.(a)	270,801
485,000	Champion Real Estate Investment Trust, REIT	213,853
70,000	Cheung Kong Holdings Ltd.	952,135
448,000	China Overseas Land & Investment Ltd.	1,011,953
374,000	China Resources Land Ltd.	722,323
88,000	Chinese Estates Holdings Ltd.	112,663
1,104,524	Country Garden Holdings Co. Ltd.(b)	387,340
15,904	E-House China Holdings Ltd., ADR	75,226
893,000	Evergrande Real Estate Group Ltd.(a)	340,793
213,000	Fortune Real Estate Investment Trust, REIT (Singapore)	158,729
628,000	Franshion Properties China Ltd.	184,605
490,000	Glorious Property Holdings Ltd.(b)	69,492
50,000	Great Eagle Holdings Ltd.	138,276
119,500	Greentown China Holdings Ltd.	125,104
187,200	Guangzhou R&F Properties Co. Ltd.	216,253
137,000	Hang Lung Group Ltd.	854,898
272,000	Hang Lung Properties Ltd.	929,315
167,000	Henderson Land Development Co. Ltd.	1,027,030
167,000	Hongkong Land Holdings Ltd.	1,018,700
121,500	Hopewell Holdings Ltd.	389,270
118,000	Hopson Development Holdings Ltd.(b)	73,633
113,000	Hysan Development Co. Ltd.	506,998
340,000	Kaisa Group Holdings Ltd.(b)	60,055
141,500	Kerry Properties Ltd.	672,267
236,500	KWG Property Holding Ltd.(a)	121,661
214,000	Link Real Estate Investment Trust, REIT	954,637
231,000	Longfor Properties Co. Ltd.(a)	332,968
541,600	New World China Land Ltd.	173,172
683,000	New World Development Co. Ltd.	848,879
356,000	Poly Property Group Co. Ltd.(b)	176,250
1,532,000	Renhe Commercial Holdings Co. Ltd.(a) (b)	62,218
382,000	Shenzhen Investment Ltd.	86,681
253,500	Shimao Property Holdings Ltd.(a)	382,395
496,800	Shui On Land Ltd.	180,625
613,400	Sino Land Co. Ltd.	1,004,374
662,000	Sino-Ocean Land Holdings Ltd.(a)	297,020
345,500	Soho China Ltd.	220,942
65,000	Sun Hung Kai Properties Ltd.	843,062
167,000	Tian An China Investment	87,201
153,000	Wheelock & Co. Ltd.	582,904
123,000	Yanlord Land Group Ltd. (Singapore)(a) (b)	114,875
954,000	Yuexiu Property Co. Ltd.	222,626
		17,204,202

	Total Common Stocks - 99.8%
	(Cost $23,168,301)	19,467,061

	Investments of Collateral for Securities Loaned - 8.9%

1,748,446	BNY Mellon Securities Lending Overnight Fund, 0.1928%(c) (d)	1,748,446
	(Cost $1,748,446)

	Total Investments - 108.7%
	(Cost $24,916,747)	21,215,507
	Liabilities in excess of Other Assets - (8.7%)	(1,701,972)
	Net Assets - 100.0%	$ 19,513,535

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Security, or portion thereof, was on loan at August 31, 2012.
(b)	Non-income producing security.
(c)	At August 31, 2012, the total market value of the Fund's securities on loan was $1,598,903 and the total market value of the collateral held by the Fund was $1,748,446.
(d)	Interest rate shown reflects yield as of August 31, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

Summary of Investments by Country
Country*	% of Long-Term Investments
China	98.6%
Singapore	1.4%
* Subject to change daily.

See previously submitted notes to financial statements for the period ended May 31, 2012.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$25,178,747	$547,142	$(4,510,382)	$(3,963,240)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Funds investments carried by caption and by level within the fair value hierarchy as of August 31, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$19,467	$-	$-	$19,467
Investments of Collateral for Securities Loaned	1,748	-	-	1,748
Total	$21,215	$-	$-	$21,215

During the three months ended August 31, 2012, there were no transfers between levels.

HAO Guggenheim China Small Cap ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.6%
	Common Stocks - 99.6%
	Basic Materials - 9.7%
1,346,000	Angang Steel Co. Ltd.(a) (b)	$657,707
704,502	Billion Industrial Holdings Ltd.	367,862
2,830,000	CGN Mining Co. Ltd.(b)	280,948
2,196,000	China BlueChemical Ltd.	1,265,576
4,058,000	China Forestry Holdings Co. Ltd.(c) (d)	–
1,094,501	China Hongqiao Group Ltd.	479,781
4,604,000	China Lumena New Materials Corp.(a)	759,790
1,628,000	China Molybdenum Co. Ltd.(a) (b)	591,905
858,000	China Qinfa Group Ltd.	94,027
1,073,000	China Vanadium Titano - Magnetite Mining Co. Ltd.(a)	154,941
1,337,000	Dongyue Group(a)	637,795
914,000	Fufeng Group Ltd.	302,850
2,030,000	Hunan Nonferrous Metal Corp. Ltd.(a) (b)	599,349
2,020,000	Lee & Man Paper Manufacturing Ltd.	828,184
2,140,000	Maanshan Iron & Steel(a) (b)	427,655
1,864,000	Minmetals Resources Ltd.(b)	694,532
2,074,000	Nine Dragons Paper Holdings Ltd.(a)	933,216
1,072,500	Real Gold Mining Ltd.(a) (c) (d)	–
775,007	Sateri Holdings Ltd.	173,861
5,752,000	Shougang Concord International Enterprises Co. Ltd.(a) (b)	259,558
2,196,000	Sinofert Holdings Ltd.	421,859
2,894,000	Sinopec Shanghai Petrochemical Co. Ltd.	757,430
1,726,000	Sinopec Yizheng Chemical Fibre Co. Ltd.(a)	338,246
929,000	Xinjiang Xinxin Mining Industry Co. Ltd.(a)	160,498
1,648,500	Yingde Gases Group Company Ltd.	1,277,355
340,000	Yip's Chemical Holdings Ltd.	220,493
1,083,000	Zhaojin Mining Industry Co. Ltd.	1,432,597
		14,118,015

	Communications - 3.1%
62,533	AsiaInfo-Linkage, Inc.(b)	750,396
741,500	BYD Electronic International Co. Ltd.	150,093
2,956,000	China Communications Services Corp. Ltd.	1,642,593
1,640,000	China Wireless Technologies Ltd.	291,790
1,003,400	Comba Telecom Systems Holdings Ltd.(a)	258,733
111,245	Giant Interactive Group, Inc., ADR(a)	537,313
101,551	Renren, Inc., ADR(a) (b)	388,940
720,000	TCL Communication Technology Holdings Ltd.	155,952
3,381,400	VODone Ltd.	283,373
		4,459,183

	Consumer, Cyclical - 16.8%
739,000	361 Degrees International Ltd.(a)	195,320
958,000	Anta Sports Products Ltd.	566,926
1,727,002	Boshiwa International Holding Ltd.(a) (b) (c) (d)	292,352
3,246,000	Bosideng International Holdings Ltd.	895,593
802,017	Cecep Costin New Materials Group Ltd.	324,684
3,475,000	China Dongxiang Group Co.	344,980
1,946,000	China Eastern Airlines Corp. Ltd.(a) (b)	592,111
5,373,000	China Hongxing Sports Ltd.(b) (c) (d)	–
663,000	China Lilang Ltd.	467,573
2,142,000	China Southern Airlines Co. Ltd.	908,581
3,316,000	China Travel International Investments	568,610
741,000	China ZhengTong Auto Services Holdings Ltd.(a) (b)	443,286
948,000	Digital China Holdings Ltd.	1,527,800
762,000	Golden Eagle Retail Group Ltd.(a)	1,397,020
484,500	Great Wall Motor Co. Ltd.	1,094,400
1,004,000	Haier Electronics Group Co. Ltd.(b)	1,181,824
2,084,000	Hengdeli Holdings Ltd.(a)	548,121
37,076	Home Inns & Hotels Management, Inc., ADR(a) (b)	854,973
1,349,000	Intime Department Store Group Co. Ltd.	1,386,176
904,500	Li Ning Co. Ltd.	433,810
1,190,000	Maoye International Holdings Ltd.	210,192
784,000	Minth Group Ltd.	873,329
1,479,000	Parkson Retail Group Ltd.	1,201,315
3,230,000	PCD Stores Group Ltd.	220,712
990,000	Peak Sport Products Co. Ltd.	151,890
411,500	Ports Design Ltd.	324,160
2,036,000	Pou Sheng International Holdings Ltd.(b)	149,624
922,000	Qingling Motors Co. Ltd.	199,705
1,714,000	Shanghai Jin Jiang International Hotels Group Co. Ltd.	225,403
949,100	Shanghai Pharmaceuticals Holding Co. Ltd.	1,620,124
474,000	Shenzhou International Group Holdings Ltd.	781,011
814,000	Sinotruk Hong Kong Ltd.	422,939
1,406,997	Springland International Holdings Ltd.	660,302
772,000	TCL Multimedia Technology Holdings Ltd.	349,360
509,500	Weiqiao Textile Co.	176,703
659,500	Wumart Stores, Inc.	1,112,169
546,000	Xinhua Winshare Publishing and Media Co. Ltd.	257,645
653,000	XTEP International Holdings(a)	238,258
1,127,000	Ying Li International Real Estate Ltd.(a) (b)	289,113
676,500	Zhongsheng Group Holdings Ltd.	850,395
		24,338,489

	Consumer, Non-cyclical - 16.8%
10,908	51job, Inc., ADR(b)	460,427
602,000	Anhui Expressway Co.	253,024
2,468,000	Anxin-China Holdings Ltd.	521,840
816,000	Asian Citrus Holdings Ltd.	387,156
228,000	Beijing Jingkelong Co. Ltd.	115,819
186,502	Biostime International Holdings Ltd.(a)	459,267
2,115,000	China Agri-Industries Holdings Ltd.	1,047,104
384,000	China Fishery Group Ltd.	240,115
890,000	China Foods Ltd.	885,840
639,500	China Huiyuan Juice Group Ltd.(b)	192,108
1,321,998	China Medical System Holdings Ltd.	697,112
499,000	China Minzhong Food Corp. Ltd.(b)	288,023
4,152,014	China Modern Dairy Holdings Ltd.(a) (b)	1,075,977
912,000	China Pharmaceutical Group Ltd.(b)	258,682
485,000	China Shineway Pharmaceutical Group Ltd.	730,353
1,494,000	China Tontine Wines Group Ltd.	119,424
5,960,000	CP Pokphand Co. Ltd.	753,044
1,304,000	Dalian Port PDA Co. Ltd.	258,909
2,356,000	Global Bio-Chem Technology Group Co. Ltd.	233,891
272,000	Guangzhou Pharmaceutical Co. Ltd.(a)	506,389
1,258,400	Hua Han Bio-Pharmaceutical Holdings Ltd.	243,365
1,512,000	Jiangsu Expressway Co. Ltd.	1,245,664
461,000	Lianhua Supermarket Holdings Co. Ltd.(a)	401,193
596,002	Microport Scientific Corp.	245,893
748,000	People's Food Holdings Ltd.	365,785
912,000	Real Nutriceutical Group Ltd.(a)	250,451
1,544,000	Shenguan Holdings Group Ltd.	818,158
914,000	Shenzhen Expressway Co. Ltd.	326,418
10,425,000	Shenzhen International Holdings Ltd.	698,920
1,108,000	Sichuan Expressway Co. Ltd.	314,275
2,392,007	Sihuan Pharmaceutical Holdings Group Ltd.(a)	956,032
511,050	Silver Base Group Holdings Ltd.(a)	210,844
2,384,000	Sino Biopharmaceutical	931,316
1,251,997	Tibet 5100 Water Resources Holdings Ltd.	332,521
225,000	Tong Ren Tang Technologies Co. Ltd.	413,666
352,000	Tsingtao Brewery Co. Ltd.	1,887,923
1,178,000	Uni-President China Holdings Ltd.(a)	1,215,020
710,000	United Laboratories International Holdings Ltd.	346,933
493,000	Vinda International Holdings Ltd.	770,367
75,548	WuXi PharmaTech Cayman, Inc., ADR(b)	1,090,913
2,079,010	Yashili International Holdings Ltd.	385,982
768,000	Yuexiu Transport Infrastructure Ltd.	333,687
1,770,000	Zhejiang Expressway Co. Ltd.	1,168,400
		24,438,230

	Diversified - 0.3%
3,704,000	Citic Resources Holdings Ltd.(b)	458,448

	Energy - 1.7%
1,677,010	China Suntien Green Energy Corp. Ltd.	300,538
802,000	CIMC Enric Holdings Ltd.	446,690
1,193,000	Hidili Industry International Development Ltd.(a)	255,327
75,101	LDK Solar Co. Ltd., ADR(a) (b)	98,382
1,502,008	MIE Holdings Corp.	358,255
5,034,000	United Energy Group Ltd.(b)	739,888
2,391,010	Winsway Coking Coal Holding Ltd.	299,021
		2,498,101

	Financial - 20.3%
1,594,000	Agile Property Holdings Ltd.(a)	1,829,054
1,250,000	Beijing Capital Land Ltd.	330,379
1,052,000	China Everbright Ltd.	1,279,015
853,000	China Overseas Grand Oceans Group Ltd.	808,322
1,491,000	China SCE Property Holdings Ltd.	299,882
2,344,000	China South City Holdings Ltd.(a)	329,407
3,115,000	Chongqing Rural Commercial Bank(a)	1,277,125
106,957	E-House China Holdings Ltd., ADR	505,907
2,232,000	Fantasia Holdings Group Co. Ltd.	210,071
2,224,000	Far East Horizon Ltd.	1,542,642
4,222,000	Franshion Properties China Ltd.	1,241,084
3,291,000	Glorious Property Holdings Ltd.(a) (b)	466,733
802,500	Greentown China Holdings Ltd.	840,135
1,258,800	Guangzhou R&F Properties Co. Ltd.(a)	1,454,163
2,275,000	Kaisa Group Holdings Ltd.(b)	401,837
1,589,000	KWG Property Holding Ltd.(a)	817,419
1,547,000	Longfor Properties Co. Ltd.(a)	2,229,874
1,206,000	Mingfa Group International Co. Ltd.	317,195
2,397,000	Poly Property Group Co. Ltd.(b)	1,186,718
1,673,000	Powerlong Real Estate Holdings Ltd.	276,092
10,280,000	Renhe Commercial Holdings Co. Ltd.(a) (b)	417,496
605,000	Shanghai Industrial Holdings Ltd.	1,661,434
2,562,000	Shenzhen Investment Ltd.	581,353
1,696,000	Shimao Property Holdings Ltd.(a)	2,558,350
4,427,000	Sino-Ocean Land Holdings Ltd.(a)	1,986,264
2,309,500	Soho China Ltd.	1,476,889
1,787,013	Sunac China Holdings Ltd.	827,123
834,000	Yanlord Land Group Ltd. (Singapore)(a) (b)	778,908
6,414,000	Yuexiu Property Co. Ltd.	1,496,772
		29,427,643

	Industrial - 23.8%
532,500	Asia Cement China Holdings Corp.	199,097
2,648,000	AviChina Industry & Technology Co. Ltd.	955,926
1,452,500	BBMG Corp.	883,907
2,298,000	Beijing Capital International Airport Co. Ltd.	1,570,269
366,000	Chiho-Tiande Group Ltd.	184,976
2,392,000	China Aerospace International Holdings Ltd.	163,450
702,000	China Automation Group Ltd.	120,375
3,183,000	China COSCO Holdings Co. Ltd.(a) (b)	1,206,513
2,283,000	China Everbright International Ltd.	1,118,504
821,000	China High Precision Automation Group Ltd.(c) (d)	131,254
1,411,000	China High Speed Transmission Equipment Group Co. Ltd.(a) (b)	432,964
1,118,000	China Liansu Group Holdings Ltd.	530,442
690,600	China Metal Recycling Holdings Ltd.(a)	551,144
1,428,000	China National Materials Co. Ltd.	344,285
2,339,000	China Railway Construction Corp. Ltd.(a)	1,767,161
4,743,000	China Railway Group Ltd.	1,785,600
4,005,500	China Rongsheng Heavy Industries Group Holdings Ltd.(a)	547,408
2,403,000	China Shanshui Cement Group Ltd.	1,254,749
4,647,000	China Shipping Container Lines Co. Ltd.(a) (b)	886,712
1,602,000	China Shipping Development Co. Ltd.	601,040
1,686,000	China State Construction International Holdings Ltd.	1,795,502
1,736,800	China Zhongwang Holdings Ltd.(b)	703,117
1,354,000	Chongqing Machinery & Electric Co. Ltd.	164,095
754,000	Cosco International Holdings Ltd.	291,636
2,277,000	CSR Corp. Ltd.(a)	1,544,177
422,400	Dongfang Electric Corp. Ltd.	576,179
488,000	First Tractor Co. Ltd.(b)	372,469
1,616,000	Fook Woo Group Holdings Ltd.(a) (b) (c) (d)	–
1,123,001	Greatview Aseptic Packaging Co. Ltd.	544,398
1,778,000	Guangshen Railway Co. Ltd.	515,778
244,200	Guangzhou Shipyard International Co. Ltd.(b)	148,921
688,000	Haitian International Holdings Ltd.	694,542
832,000	Harbin Electric Co. Ltd.	670,427
1,152,000	Kingboard Laminates Holdings Ltd.	450,032
2,380,000	Lonking Holdings Ltd.(a)	365,151
3,539,000	Metallurgical Corp. of China Ltd.(b)	748,295
2,708,000	NVC Lighting Holdings Ltd.	502,758
1,067,000	Sany Heavy Equipment International Holdings Co. Ltd.	553,017
3,680,000	Shanghai Electric Group Co. Ltd.	1,475,558
2,190,000	Sinotrans Ltd.	296,471
1,704,500	Sinotrans Shipping Ltd.	345,020
868,000	Sound Global Ltd.	400,112
157,286	Suntech Power Holdings Co. Ltd., ADR(a) (b)	138,506
1,064,001	Tech Pro Technology Development Ltd.(b)	395,078
6,034,000	Tianjin Port Development Holdings Ltd.	637,922
862,000	Tianneng Power International Ltd.	520,117
558,000	Wasion Group Holdings Ltd.	199,279
3,457,998	West China Cement Ltd.(a)	539,459
609,002	Xinjiang Goldwind Science & Technology Co. Ltd.(a)	201,005
2,452,004	Yuanda China Holdings Ltd.	202,325
563,000	Zhuzhou CSR Times Electric Co. Ltd.	1,358,822
1,772,000	Zoomlion Heavy Industry Science and Technology Co. Ltd.(a)	1,896,226
		34,482,170

	Technology - 2.1%
12,830,000	Apollo Solar Energy Technology Holdings Ltd.(b)	352,334
1,724	China Mobile Games, ADR(b) (c) (d)	–
1,010,010	Chinasoft International Ltd.(b)	227,883
2,888,000	Citic 21CN Co. Ltd.(b)	148,938
880,000	Kingsoft Corp. Ltd.	407,310
28,298,000	Semiconductor Manufacturing International Corp.(a) (b)	1,076,282
1,112,000	TPV Technology Ltd.	210,751
1,156,500	Travelsky Technology Ltd.	600,896
		3,024,394

	Utilities - 5.0%
3,057,005	China Datang Corp. Renewable Power Co. Ltd.	283,777
1,964,000	China Power International Development Ltd.(a)	524,155
812,000	China Resources Gas Group Ltd.	1,597,566
4,112,000	Datang International Power Generation Co. Ltd.	1,378,398
3,054,000	Guangdong Investment Ltd.	2,256,170
1,768,000	Huadian Power International Co.(b)	521,995
3,608,010	Huaneng Renewables Corp. Ltd.(b)	404,702
612,000	Tianjin Development Holdings Ltd.(b)	273,797
		7,240,560

	Total Common Stocks - 99.6%
	(Cost $207,513,071)	144,485,233

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 18.7%

27,120,684	BNY Mellon Securities Lending Overnight Fund, 0.1928%(e) (f)	27,120,684
	(Cost $27,120,684)

	Total Investments - 118.3%
	(Cost $234,633,755)	171,605,917
	Liabilities in excess of Other Assets - (18.3%)	(26,586,652)
	Net Assets - 100.0%	$ 145,019,265

ADR - American Depositary Receipt

(a)	Security, or portion thereof, was on loan at August 31, 2012.
(b)	Non-income producing security.
(c)
   Security is valued based on observable and/or unobservable inputs in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $423,606 which represents 0.3% of net assets.

(d)	Illiquid security.
(e)	At August 31, 2012, the total market value of the Fund's securities on loan was $23,346,355 and the total market value of the collateral held by the Fund was $27,120,684.
(f)	Interest rate shown reflects yield as of August 31, 2012.

See previously submitted notes to financial statements for the period ended May 31, 2012.

Country Allocation*
China	99.5%
Singapore	0.5%
* Subject to change daily. Based on Long-Term Investments.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$237,353,097	$7,659,592	$(73,406,772)	$(65,747,180)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2012:

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$14,118	$-	$-	*	$14,118
Communications	4,459	-	-		4,459
Consumer, Cyclical	24,046	293	-	*	24,339
Consumer, Non-cyclical	24,438	-	-		24,438
Diversified	458	-	-		458
Energy	2,498	-	-		2,498
Financial	29,428	-	-		29,428
Industrial	34,351	131	-	*	34,482
Technology	3,024	-	-	*	3,024
Utilities	7,241	-	-		7,241
Investments of Collateral for Securities Loaned	27,121	-	-		27,121
Total	$171,182	$424	$-	*	$171,606
* Market value is less than minimum figure disclosed.

There were no transfers between valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year.

The valuation process involved for Level 3 measurements for the Fund is completed on a daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review.  For Level 3 securities, the Fund utilizes a Pricing Committee which is comprised of employees of the Investment Adviser or its affiliates responsible for implementing the valuation procedures established by the Fund.  Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies and other factors.  These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

Trading in the shares of China Forestry Holdings Co., Ltd. (the “Company”) was halted on the Hong Kong stock exchange on January 26, 2011, pending the publication of an announcement in relation to price sensitive information of the Company. The Company continues to be halted. Following the release of negative news stories, the Pricing Committee met and, after reviewing the most recently available annual financial results of the Company, decided to price the Company at $0.00 per share.  If trading of the Company resumes on a primary exchange, the value of the Company could significantly increase.

Trading in the shares of Real Gold Mining, Ltd. (“Real Gold”) was halted on the Hong Kong stock exchange on May 27, 2011, pending the release of an announcement in relation to the clarification of news which was price sensitive in nature.  The security continues to be halted and following the release of several negative announcements concerning Real Gold, the Pricing Committee decided to price Real Gold at $0.00 per share. If trading of Real Gold resumes on a primary exchange, the value of Real Gold could significantly increase. Trading in the shares of China Hongxing Sports Ltd. (“China Hongxing”) was halted on the Singapore stock exchange on February 22, 2011, pending the release of an announcement in relation to the clarification of news which was price sensitive in nature.  The security continues to be halted.  Following the release of several negative announcements concerning China Hongxing, and considering the extended period of time China Hongxing has been halted, the Pricing Committee decided to price China Hongxing at $0.00 per share. If trading of China Hongxing resumes on a primary exchange, the value of China Hongxing could significantly increase.

Trading in the shares of Fook Woo Group Holdings, Ltd. (“Fook Woo”) was halted on the Hong Kong stock exchange on November 28, 2011, pending the publication of Interim Results. Fook Woo continues to be halted. Following the release of several negative announcements concerning Fook Woo, the Pricing Committee decided to price Fook Woo at $0.00 per share. If trading of Fook Woo resumes on a primary exchange, the value of Fook Woo could significantly increase.

China Mobile Games, ADR (“China Mobile”) was spun-off by VODone, Ltd.  As of period end, China Mobile had not commenced trading on an exchange, the terms of the spin-off were unknown and the value was unknown.  After considering these factors, the Pricing Committee valued China Mobile at $0.00 per share.  The value of China Mobile could increase when it commences trading on an exchange.

The following table presents the activity of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended August 31, 2012.

Level 3 Holdings	Securities
Beginning Balance at 5/31/12	$-	*
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Purchases	-
Spin-off shares acquired	-	*
Sales	-
Transfers In	-
Transfers Out	-
Ending Balance at 8/31/12	$-	*
* Market value is less than minimum figure disclosed.

FRN Guggenheim Frontier Markets ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 86.6%
	Argentina - 7.7%
101,726	Banco Macro SA, ADR(a) (b)	$1,273,609
216,775	BBVA Banco Frances SA, ADR(b)	769,551
126,834	Cresud SACIF y A, ADR	1,003,257
268,929	Grupo Financiero Galicia SA, ADR(a)	1,315,063
115,556	IRSA Inversiones y Representaciones SA, ADR	783,470
195,112	Pampa Energia SA, ADR	774,595
121,762	Petrobras Argentina SA, ADR(b)	981,402
196,589	Telecom Argentina SA, ADR	2,193,933
152,969	YPF SA, ADR	1,913,642
		11,008,522

	Chile - 31.2%
69,112	Banco de Chile, ADR(a)	5,823,377
76,390	Banco Santander Chile, ADR	5,675,013
45,627	Cia Cervecerias Unidas SA, ADR	2,969,861
190,334	Corpbanca, ADR(a)	3,367,009
193,235	Empresa Nacional de Electricidad SA, ADR	9,518,756
319,329	Enersis SA, ADR	5,259,349
414,109	Latam Airlines Group SA, ADR(a)	9,768,831
51,111	Vina Concha y Toro SA, ADR(a)	1,965,218
		44,347,414

	Colombia - 9.7%
239,201	Ecopetrol SA, ADR(a)	13,837,778

	Egypt - 10.9%
1,059,995	Commercial International Bank Egypt SAE, GDR(a)	5,405,974
139,121	Orascom Construction Industries, GDR(a)	6,253,489
1,118,960	Orascom Telecom Holding SAE, GDR(b)	3,278,553
1,434,424	Orascom Telecom Media and Technology Holding SAE, GDR(a)	628,278
		15,566,294

	Isle of Man - 1.1%
158,992	Zhaikmunai, LP, GDR(a) (b)	1,542,222

	Kazakhstan - 5.1%
236,992	Halyk Savings Bank of Kazakhstan JSC, GDR(b)	1,587,847
313,119	KazMunaiGas Exploration Production JSC, GDR(a)	5,636,142
		7,223,989

	Lebanon - 4.4%
489,312	Banque Audi sal- Audi Saradar Group, GDR	2,686,323
106,749	BLOM Bank SAL, GDR	789,942
225,327	Solidere, GDR(a)	2,816,590
		6,292,855

	Nigeria - 4.3%
1,083,284	Guaranty Trust Bank PLC, GDR(a)	6,098,889

	Oman - 2.0%
487,457	BankMuscat SAOG, GDR(a)	2,866,247

	Peru - 8.5%
84,668	Cementos Pacasmayo SAA, ADR(b)	792,493
326,056	Cia de Minas Buenaventura SA, ADR	11,301,101
		12,093,594

	Ukraine - 1.7%
74,102	Avangardco Investments Public Ltd., GDR(a) (b)	755,099
115,076	MHP SA, GDR(b)	1,726,140
		2,481,239

	Total Common Stocks - 86.6%
	(Cost $147,763,324)	123,359,043

	Preferred Stocks - 13.0%
	Argentina - 0.7%
80,472	Nortel Inversora SA, Class B, ADR	1,037,284

	Chile - 6.2%
68,825	Embotelladora Andina SA, Class B, ADR	2,265,719
106,643	Sociedad Quimica y Minera de Chile SA, ADR	6,573,474
		8,839,193

	Colombia - 6.1%
149,880	BanColombia SA, ADR	8,612,105

	Total Preferred Stocks - 13.0%
	(Cost $18,852,435)	18,488,582

	Exchange Traded Fund - 0.4%
12,500	Vanguard MSCI Emerging Markets ETF	501,875
	(Cost $497,952)

	Total Long-Term Investments - 100.0%
	(Cost $167,113,711)	142,349,500

	Investments of Collateral for Securities Loaned - 27.6%

39,292,629	BNY Mellon Securities Lending Overnight Fund, 0.1928%(c) (d)	39,292,629
	(Cost $39,292,629)

	Total Investments - 127.6%
	(Cost $206,406,340)	181,642,129
	Liabilities in excess of Other Assets - (27.6%)	(39,256,837)
	Net Assets - 100.0%	$142,385,292

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
JSC - Joint Stock Company
LP - Limited Partnership
PLC - Public Limited Company
SA - Corporation
SAA - Open Corporation
SAE - Corporation
SAL - Joint Stock Company
SAOG - Joint Stock Company

(a) Security, or portion thereof, was on loan at August 31, 2012.
(b) Non-income producing security.
(c) At August 31, 2012, the total market value of the Fund's securities on loan was $38,096,673 and the total market value of the collateral held by the Fund was $39,292,629.
(d) Interest rate shown reflects yield as of August 31, 2012.

See previously submitted notes to financial statements for the period ended May 31, 2012.

Summary of Investments by Sector Classification
Sector*	% of Long-Term Investments
Financial	35.0%
Energy	16.8%
Basic Materials	12.6%
Utilities	10.9%
Consumer, Non-cyclical	7.5%
Consumer, Cyclical	6.9%
Communications	5.0%
Industrial	4.9%
Exchange Traded Fund	0.4%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$206,709,744	$5,353,693	$(30,421,308)	$(25,067,615)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Common Stock	$123,359	$-	$-	$123,359
Preferred Stock	18,488	-	-	18,488
Exchange Traded Fund	502	-	-	502
Investments of Collateral for Securities Loaned	39,293	-	-	39,293
Total	$181,642	$-	$-	$181,642

During the three months ended August 31, 2012, there were no transfers between levels.

HGI Guggenheim International Multi-Asset Income ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.6%
	Common Stocks - 82.3%
	Australia - 4.4%
410,409	Alumina Ltd.	$313,861
28,280	Australia & New Zealand Banking Group Ltd.	725,388
22,504	BHP Billiton Ltd.	739,332
31,039	National Australia Bank Ltd.	808,667
62,258	Sims Metal Management Ltd.	586,786
228,958	Telstra Corp. Ltd.	910,974
34,820	Westpac Banking Corp.	891,342
		4,976,350

	Austria - 0.4%
60,901	Telekom Austria AG	487,155

	Bermuda - 2.0%
656,000	First Pacific Co. Ltd.	703,680
121,194	Fly Leasing Ltd., ADR	1,582,794
		2,286,474

	Brazil - 1.7%
154,066	Cia Siderurgica Nacional SA, ADR	742,598
23,228	Tim Participacoes SA, ADR	453,178
31,671	Ultrapar Participacoes SA, ADR	692,962
		1,888,738

	Canada - 4.9%
22,190	Baytex Energy Corp.(a)	1,010,311
6,855	Canadian Natural Resources Ltd.	208,392
137,284	Enerplus Corp.(a)	2,164,968
148,620	Penn West Petroleum Ltd.	2,110,404
		5,494,075

	Cayman Islands - 0.2%
7,799	Mindray Medical International Ltd., ADR(a)	273,121

	Chile - 3.0%
8,512	Banco de Chile, ADR(a)	717,221
8,856	Banco Santander Chile, ADR	657,912
68,504	Corpbanca, ADR(a)	1,211,836
15,348	Empresa Nacional de Electricidad SA, ADR	756,043
		3,343,012

	China - 4.2%
6,077	China Petroleum & Chemical Corp., ADR	572,757
2,682,000	Guangshen Railway Co. Ltd.	778,018
44,538	Huaneng Power International, Inc., ADR	1,232,366
5,643	PetroChina Co. Ltd., ADR	678,853
3,050,000	Sinopec Shanghai Petrochemical Co. Ltd.	798,260
438,000	Yanzhou Coal Mining Co. Ltd.	624,565
		4,684,819

	Colombia - 0.7%
13,734	Ecopetrol SA, ADR(a)	794,512

	Denmark - 0.3%
2,300	Novo Nordisk A/S, Class B	363,004

	Finland - 0.4%
163,863	Nokia OYJ(a)	466,801

	France - 7.6%
5,069	Air Liquide SA	597,735
9,667	Danone SA	603,779
2,688	Dassault Systemes SA	261,605
75,725	France Telecom SA	1,049,488
23,628	GDF Suez	583,004
4,971	L'Oreal SA	612,433
35,398	Peugeot SA(a) (b)	268,384
9,242	Publicis Groupe SA	480,718
16,164	Sanofi	1,325,376
23,678	Societe Generale SA(b)	628,261
105,495	Veolia Environnement SA	1,119,130
22,159	Vinci SA	966,148
		8,496,061

	Germany - 7.7%
4,478	Adidas AG	351,146
47,873	Aixtron SE NA	710,248
11,370	Allianz SE	1,250,744
10,695	BASF SE	833,263
9,943	Bayer AG	772,919
16,941	Deutsche Bank AG	603,788
73,862	Deutsche Telekom AG	883,082
34,056	E.ON AG	784,931
4,147	Fresenius Medical Care AG & Co. KGaA	299,681
8,423	Henkel AG & Co. KGaA	523,746
21,211	RWE AG	891,527
4,662	SAP AG	307,985
2,797	Volkswagen AG	456,568
		8,669,628

	Hong Kong - 4.0%
240,600	Bank of East Asia Ltd.	876,319
321,000	Cathay Pacific Airways Ltd.	523,119
980,004	City Telecom HK Ltd.	232,484
2,956	CNOOC Ltd., ADR	559,866
550,000	Sino Land Co. Ltd.	900,564
114,000	Swire Pacific Ltd., Class A	1,347,056
		4,439,408

	India - 0.7%
5,607	Infosys Ltd., ADR(a)	238,466
37,087	Sterlite Industries India Ltd., ADR	261,834
15,166	Tata Motors Ltd., ADR	320,306
		820,606

	Indonesia - 1.1%
33,425	Telekomunikasi Indonesia Persero TBK PT, ADR	1,290,205

	Israel - 0.6%
150,276	Partner Communications Co. Ltd.	617,750

	Italy - 1.8%
686,804	Intesa Sanpaolo SpA	1,082,146
13,234	Luxottica Group SpA	483,762
525,830	Telecom Italia SpA	490,478
		2,056,386

	Japan - 5.3%
66,000	Hitachi Ltd.	378,467
16,800	Honda Motor Co. Ltd.	530,391
55,000	Kubota Corp.	528,225
6,700	Kyocera Corp.	575,019
423,200	Mizuho Financial Group, Inc.	681,011
3,800	Nidec Corp.	298,953
21,700	Nippon Telegraph & Telephone Corp.	1,001,858
693	NTT DoCoMo, Inc.	1,178,897
3,230	ORIX Corp.	298,662
11,300	Toyota Motor Corp.	446,660
		5,918,143

	Jersey - 0.9%
450	Randgold Resources Ltd.	45,173
3,586	Shire PLC	109,132
64,040	WPP PLC	829,001
		983,306

	Mexico - 1.0%
5,386	Coca-Cola Femsa SAB de CV, ADR	657,361
5,204	Fomento Economico Mexicano SAB de CV, ADR	439,738
		1,097,099

	Netherlands - 4.7%
11,610	Heineken NV(a)	645,011
59,112	Koninklijke Ahold NV	732,440
16,439	Koninklijke DSM NV	772,596
92,528	Koninklijke KPN NV	795,427
254,411	PostNL NV(b)	913,632
112,775	Reed Elsevier NV	1,475,547
		5,334,653

	Norway - 1.0%
112,310	Norsk Hydro ASA	481,425
12,286	Yara International ASA	601,521
		1,082,946

	Peru - 0.2%
8,038	Cia de Minas Buenaventura SA, ADR	278,597

	Philippines - 1.0%
16,643	Philippine Long Distance Telephone Co., ADR(a)	1,070,145

	Portugal - 1.4%
327,791	Portugal Telecom SGPS SA	1,603,140

	Singapore - 1.3%
92,000	United Overseas Bank Ltd.	1,407,953

	South Africa - 1.1%
23,627	Gold Fields Ltd., ADR	291,085
22,875	Sasol Ltd., ADR	990,945
		1,282,030

	Spain - 2.5%
116,359	Banco Espanol de Credito SA(a)	354,796
102,270	Banco Santander SA(b)	730,927
51,886	Repsol SA	957,163
61,664	Telefonica SA	780,384
		2,823,270

	Sweden - 0.7%
88,081	Telefonaktiebolaget LM Ericsson	814,746

	Switzerland - 1.5%
22,263	Credit Suisse Group AG(b)	430,957
21,521	Novartis AG	1,270,792
		1,701,749

	Taiwan - 1.8%
41,504	Chunghwa Telecom Co. Ltd., ADR(a)	1,246,780
53,177	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	781,702
		2,028,482

	United Kingdom - 12.2%
10,666	Anglo American PLC	296,474
17,260	ARM Holdings PLC	157,362
120,577	BAE Systems PLC	609,987
204,344	Barclays PLC	594,774
13,176	BG Group PLC	269,554
30,734	BHP Billiton PLC	896,268
59,567	Bunzl PLC	1,063,453
36,567	Carnival PLC	1,253,973
33,270	Imperial Tobacco Group PLC	1,297,859
32,497	InterContinental Hotels Group PLC	828,447
164,971	Invensys PLC	632,807
185,728	Kingfisher PLC	813,023
665,740	Legal & General Group PLC	1,353,508
63,111	National Grid PLC	685,157
103,258	Prudential PLC	1,290,758
173,000	Rexam PLC	1,164,537
11,006	Rio Tinto PLC	478,203
		13,686,144

	Total Common Stocks - 82.3%
	(Cost $100,109,691)	92,560,508

	Preferred Stocks - 3.4%
	Brazil - 2.9%
13,323	Cia de Bebidas das Americas, ADR	501,078
87,188	Cia Energetica de Minas Gerais, ADR	1,482,196
61,881	Telefonica Brasil SA, ADR	1,322,397
		3,305,671

	Colombia - 0.5%
8,959	BanColombia SA, ADR	514,784

	Total Preferred Stocks - 3.4%
	(Cost $4,263,222)	3,820,455

	Exchange Traded Fund - 0.2%
4,000	iShares MSCI EAFE Index Fund	206,400
	(Cost $208,457)

	Closed End Funds - 9.6%
85,308	Alpine Global Premier Properties Fund	595,450
70,344	Calamos Global Dynamic Income Fund	583,855
65,120	CBRE Clarion Global Real Estate Income Fund	573,707
64,378	Eaton Vance Tax-Advantaged Global Dividend Income Fund	884,554
36,968	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	709,786
39,349	First Trust Aberdeen Global Opportunity Income Fund	706,708
35,029	GAMCO Natural Resources Gold & Income Trust by Gabelli	528,938
68,184	Invesco Van Kampen Dynamic Credit Opportunities Fund	842,754
76,824	MFS Charter Income Trust	765,935
112,289	MFS Multimarket Income Trust	818,587
44,349	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	742,402
132,117	Wells Fargo Advantage Global Dividend Opportunity Fund	1,126,958
47,617	Wells Fargo Advantage Multi-Sector Income Fund	770,919
27,434	Western Asset Emerging Markets Debt Fund, Inc.	589,557
36,554	Western Asset Emerging Markets Income Fund, Inc.(a)	583,036
	(Cost $10,719,360)	10,823,146

	Master Limited Partnerships - 4.1%
	United States - 4.1%
116,849	Chesapeake Granite Wash Trust(a)	2,465,514
82,997	SandRidge Mississippian Trust I(a)	2,079,075
	(Cost $5,278,869)	4,544,589

	Total Long-Term Investments - 99.6%
	(Cost $120,579,599)	111,955,098

	Investments of Collateral for Securities Loaned - 9.4%

10,625,883	BNY Mellon Securities Lending Overnight Fund, 0.1928%(c) (d)	10,625,883
	(Cost $10,625,883)

	Total Investments - 109.0%
	(Cost $131,205,482)	122,580,981
	Liabilities in excess of Other Assets - (9.0%)	(10,140,363)
	Net Assets - 100.0%	$ 112,440,618

ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company
A/S - Limited Liability Stock Company or Stock Company
KGaA - Limited Partnership
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
PT - Limited Liability Company
SA - Corporation
SpA - Limited Share Company
SE - Stock Corporation
SGPS - Holding Enterprise
SAB de CV - Publicly Traded Company

(a) Security, or portion thereof, was on loan at August 31, 2012.
(b) Non-income producing security.
(c) At August 31, 2012, the total market value of the Fund's securities on loan was $10,340,017 and the total market value of the collateral held by the Fund was $10,625,883.
(d) Interest rate shown reflects yield as of August 31, 2012.

Summary of Investments by Sector Classification*
Financial	18.3%
Communications	17.4%
Consumer, Non-cyclical	11.3%
Energy	10.7%
Basic Materials	9.0%
Industrial	8.1%
Utilities	6.7%
Consumer, Cyclical	5.2%
Technology	2.2%
Diversified	1.2%
Total Common Stocks, Preferred Stocks and Master Limited Partnerships	90.1%
Exchange Traded Funds	0.2%
Closed End Funds	9.7%
Total Long-Term Investments	100.0%
* As a percentage of long-term investments. Subject to change daily.
Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended May 31, 2012.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$131,826,769	$4,787,553	$(14,033,341)	$(9,245,788)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Funds investments carried by caption and by level within the fair value hierarchy as of August 31, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$92,561	$-	$-	$92,561
Preferred Stock	3,820	-	-	3,820
Exchange Traded Fund	206	-	-	206
Closed End Funds	10,823	-	-	10,823
Master Limited Partnerships	4,545	-	-	4,545
Investments of Collateral for Securities Loaned	10,626	-	-	10,626
Total	$122,581	$-	$-	$122,581

During the three months ended August 31, 2012, there were no transfers between levels.

SEA Guggenheim Shipping ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 82.2%
	Bermuda - 23.8%
1,078,000	COSCO Pacific Ltd.	$1,330,083
154,076	Frontline Ltd.(a)	478,254
75,409	Knightsbridge Tankers Ltd.(b)	483,372
64,370	Nordic American Tankers Ltd.(b)	753,773
196,500	Orient Overseas International Ltd.	1,048,844
2,031,000	Pacific Basin Shipping Ltd.	845,786
53,325	Ship Finance International Ltd.(b)	860,666
124,970	Tsakos Energy Navigation Ltd.	672,339
		6,473,117

	China - 2.4%
1,712,000	China Shipping Development Co. Ltd.	642,310

	Denmark - 18.5%
653	AP Moller - Maersk A/S, Class B	4,279,323
31,029	D/S Norden A/S	754,795
		5,034,118

	Japan - 12.9%
659,000	Mitsui OSK Lines Ltd.	1,649,604
919,000	Nippon Yusen KK	1,854,432
		3,504,036

	Marshall Islands - 15.1%
51,443	Costamare, Inc.(b)	677,504
204,990	Navios Maritime Holdings, Inc.	735,914
59,060	Seaspan Corp.(b)	937,282
37,267	Teekay Corp.	1,102,358
162,447	Teekay Tankers Ltd., Class A(b)	648,164
		4,101,222

	Singapore - 7.1%
481,000	SembCorp Marine Ltd.	1,928,010

	United States - 2.4%
28,514	Matson, Inc.	646,983

	Total Common Stocks - 82.2%
	(Cost $26,506,113)	22,329,796

	Master Limited Partnerships - 17.6%
	Marshall Islands - 17.6%
102,677	Capital Product Partners, LP(b)	790,613
24,292	Golar LNG Partners, LP(b)	772,850
64,293	Navios Maritime Partners, LP(b)	930,320
32,005	Teekay LNG Partners, LP	1,271,239
36,595	Teekay Offshore Partners, LP	1,038,932
	(Cost $4,215,661)	4,803,954

	Total Long-Term Investments - 99.8%
	(Cost $30,721,774)	27,133,750

	Investments of Collateral for Securities Loaned - 16.9%

4,587,274	BNY Mellon Securities Lending Overnight Fund, 0.1928%(c) (d)	4,587,274
	(Cost $4,587,274)

	Total Investments - 116.7%
	(Cost $35,309,048)	31,721,024
	Liabilities in excess of Other Assets - (16.7%)	(4,549,521)
	Net Assets - 100.0%	$ 27,171,503

A/S - Limited Liability Stock Company or Stock Company
KK - Joint Stock Company
LP - Limited Partnership

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at August 31, 2012.
(c)	At August 31, 2012, the total market value of the Fund's securities on loan was $4,444,938 and the total market value of the collateral held by the Fund was $4,587,274.
(d)	Interest rate shown reflects yield as of August 31, 2012.

Summary of Investments by Sector Classification
Sector*	% of Long-Term Investments
Industrial	91.3%
Financial	4.9%
Consumer, Non-Cyclical	3.8%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended May 31, 2012.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$36,375,117	$1,289,396	$(5,943,489)	$(4,654,093)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Funds investments carried by caption and by level within the fair value hierarchy as of August 31, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$22,330	$-	$-	$22,330
Master Limited Partnerships	4,804	-	-	4,804
Investments of Collateral for Securities Loaned	4,587	-	-	4,587
Total	$31,721	$-	$-	$31,721

During the three months ended August 31, 2012, there were no transfers between levels.

CUT Guggenheim Timber ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 92.7%
	Australia - 0.0%*
3,165,110	Gunns Ltd.(a) (b) (g) (h)	$–

	Brazil - 4.4%
714,309	Fibria Celulose SA, ADR(a) (b)	5,521,609

	Canada - 9.7%
404,294	Canfor Corp.(b)	5,346,341
121,423	West Fraser Timber Co. Ltd.	6,839,849
		12,186,190

	Finland - 8.1%
846,029	Stora ENSO OYJ, R Shares	5,118,814
455,801	UPM-Kymmene OYJ	5,058,799
		10,177,613

	Ireland - 4.1%
628,361	Smurfit Kappa Group PLC(b)	5,133,270

	Japan - 11.5%
593,000	Hokuetsu Kishu Paper Co. Ltd.	2,787,024
289,500	Nippon Paper Group, Inc.(a)	3,420,019
1,263,000	OJI Paper Co. Ltd.(a)	3,951,916
502,400	Sumitomo Forestry Co. Ltd.	4,164,210
		14,323,169

	Portugal - 4.6%
2,173,707	Portucel Empresa Produtora de Pasta e Papel SA	5,800,490

	South Africa - 2.4%
336,992	Mondi Ltd.	3,002,681

	Spain - 1.5%
779,361	Ence Energia y Celulosa SA	1,846,883

	Sweden - 8.6%
175,975	Holmen AB, B Shares	4,544,445
350,491	Svenska Cellulosa AB, B Shares	6,267,038
		10,811,483

	United States - 37.8%
63,457	Domtar Corp.	4,596,825
121,945	Greif, Inc., Class A	5,426,552
174,200	International Paper Co.	6,020,352
200,433	MeadWestvaco Corp.	5,764,453
153,065	Plum Creek Timber Co., Inc., REIT	6,264,950
113,860	Potlatch Corp., REIT	4,105,792
137,427	Rayonier, Inc., REIT	6,732,549
139,618	Wausau Paper Corp.	1,253,770
286,435	Weyerhaeuser Co., REIT	7,135,096
		47,300,339

	Total Common Stocks - 92.7%
	(Cost $124,623,609)	116,103,727

	Participation Notes (c) - 7.0%
	Brazil - 7.0%
1,141,800	Barclays Bank PLC certificates linked to the performance of Suzano Papel E Celulose SA, Series 0002(d)	2,532,273
1,037,200	Morgan Stanley BV certificates linked to the performance of Duratex SA, Series 0002	6,241,444
		8,773,717
	(Cost $14,742,807)

	Total Long-Term Investments - 99.7%
	(Cost $139,366,416)	124,877,444

	Investments of Collateral for Securities Loaned - 7.4%

9,242,533	BNY Mellon Securities Lending Overnight Fund, 0.1928%(e) (f)	9,242,533
	(Cost $9,242,533)

	Total Investments - 107.1%
	(Cost $148,608,949)	134,119,977
	Liabilities in excess of Other Assets - (7.1%)	-8,891,049
	Net Assets - 100.0%	$ 125,228,928

*Less than 0.1%
AB - Stock Company
ADR - American Depositary Receipt
BV - Limited Liability Company
OYJ - Public Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a) Security, or portion thereof, was on loan at August 31, 2012.
(b) Non-income producing security.
(c)
   Participation notes are issued by banks or broker-dealers and are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. The return on a participation note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security.

(d)
   Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2012, these securities amounted to $2,532,273, which represents 2.0% of net assets.

(e)
   At August 31, 2012, the total market value of the Fund's securities on loan was $9,008,288 and the total market value of the collateral held by the Fund was $9,352,141, consisting of cash collateral of $9,242,533 and U.S. Government and Agency securities valued at $109,608.

(f) Interest rate shown reflects yield as of August 31, 2012.
(g)
   Security is valued based on unobservable inputs in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $0 which represents less than 0.1% of net assets.

(h) Illiquid security.

See previously submitted notes to financial statements for the period ended May 31, 2012.

Summary of Investments by Sector Classification*
Basic Materials	67.7%
Financial	26.4%
Industrial	4.4%
Energy	1.5%

* Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groupings of related industries.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$150,737,408	$10,419,988	$(27,037,419)	$(16,617,431)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value.  Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.  Money market Fund are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (the “Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.”  Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.  Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii)  the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies,  (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using various observable market inputs.

The valuation process involved for Level 3 measurements for the Fund is completed on a daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review. For Level 3 securities, the Fund utilizes a Pricing Committee which is comprised of employees responsible for implementing the valuation procedures established by the Fund. Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies, market information and other factors. These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy at August 31, 2012:

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$84,592	$–	$	–*	$84,592
Energy	1,847				1,847
Financial	24,238				24,238
Industrial	5,426				5,426
Participation Notes		8,774		–	8,774
Investments of Collateral for Securities Loaned	9,243	–		–	9,243
Total	$125,346	$8,774	$	–*	$134,120
*Market value is less than minimum figure disclosed.

The transfers in and out of the valuation levels for the Guggenheim Timber ETF as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000s)
Transfers from Level 2 to Level 3:		$0

The transfer from Level 2  to Level 3 is a result of Gunns Ltd. being halted on the principal exchange on which it trades as of August 31, 2012, the security being priced at zero and based on negative public information on the company news.

Trading for Gunns Ltd. has been halted on the primary exchange on which it trades since March 9, 2012. The company had been trying to raise capital to cut down on debt, but lenders have not been willing to provide further funds.  After considering these factors, along with unfavorable market conditions of woodchip and pulp, the write-down on the value of its forestry assets, and concern about the future of its pulp mill project, the pricing committee priced Gunns Ltd. at $0 per share. On  August 31, 2012, the company reported a $904 million net loss for the 2011-2012 fiscal year. Subsequent to August 31, 2012, Gunns Ltd. began bankruptcy proceedings.

The following table presents the activity of the Fund's investments measured at fair value using significant unobservable inputs
(Level 3 valuations) for the period ended August 31, 2012.

Level 3 Holdings	Securities
Beginning Balance at 5/31/12	$ –
Net Realized Gain/Loss	–
Change in Unrealized Gain/Loss	–
Purchases	–
Sales	–
Rights Received	–
Transfers In	–*
Transfers Out	–
Ending Balance at 8/31/12	$ –*
*Market value is less than minimum figure disclosed.

RMB Guggenheim Yuan Bond ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 95.8%
	Auto Manufacturers - 3.1%
CNY 1,000,000	Volkswagen International Finance NV, Series EMTN (Netherlands)	A-	2.15%	05/23/2016	N/A	$153,654

	Banks - 41.4%
1,000,000	Agricultural Development Bank of China (China)	AA-	3.00%	01/17/2014	N/A	157,493
2,000,000	Bank of Communications Co. Ltd., Series FXCD (China)	NR	1.35%	04/01/2014	N/A	305,491
1,000,000	China Construction Bank Corp., Series FXCD (China)	NR	1.05%	06/03/2013	N/A	155,003
2,000,000	China Development Bank Corp. (China)	AA-	2.70%	11/11/2013	N/A	315,280
3,000,000	Export-Import Bank of China (China)	AA-	2.65%	12/02/2013	N/A	471,734
1,000,000	HSBC Bank PLC, Series EMTN (United Kingdom)	AA-	2.88%	04/30/2015	N/A	157,858
2,000,000	Industrial & Commercial Bank of China Asia Ltd., Series EMTN (Hong Kong)	A-	6.00%	11/04/2021	11/05/16 @ 100	340,174
1,000,000	Korea Development Bank (South Korea)	A	3.30%	06/21/2015	N/A	157,966
						2,060,999

	Chemicals - 3.2%
1,000,000	Air Liquide Finance SA (France)	A	3.00%	09/19/2016	N/A	156,758

	Distribution & Wholesale - 3.2%
1,000,000	Mitsui & Co. Ltd., Series EMTN (Japan)	A+	4.25%	03/01/2017	N/A	159,182

	Diversified Financial Services - 6.4%
1,000,000	Caterpillar Financial Services Corp., Series EMTN	A	2.90%	03/16/2014	N/A	157,449
1,000,000	Hitachi Capital Corp., Series EMTN (Japan)	A-	3.75%	03/22/2015	N/A	157,746
						315,195

	Food - 3.1%
1,000,000	Unilever NV (Netherlands)	A+	1.15%	03/31/2014	N/A	154,313

	Gas - 3.0%
1,000,000	HKCG Finance Ltd., Series EMTN (Hong Kong)	A+	1.40%	04/11/2016	N/A	148,461

	Home Furnishings - 3.1%
1,000,000	BSH Bosch und Siemens Hausgeraete GmbH, Series REGS (Germany)	A	2.38%	09/29/2014	N/A	156,516

	Oil & Gas - 3.1%
1,000,000	BP Capital Markets PLC, Series EMTN (United Kingdom)	A	1.70%	09/15/2014	N/A	154,533

	Real Estate - 3.1%
1,000,000	Global Logistic Properties Ltd., Series REGS (Singapore)	Baa2	3.38%	05/11/2016	N/A	155,868

	Retail - 3.2%
1,000,000	Lotte Shopping Business Management Hong Kong Ltd. (Hong Kong)	A3	4.00%	02/09/2015	N/A	158,946

	Sovereign - 19.9%
1,000,000	China Government Bond, Series REGS (China)	AA-	0.60%	08/18/2014	N/A	153,089
2,500,000	China Government Bond (China)	AA-	1.80%	12/01/2015	N/A	385,844
2,000,000	China Government Bond, Series REGS (China)	AA-	1.40%	08/18/2016	N/A	300,999
1,000,000	China Government Bond, Series REGS (China)	AA-	1.94%	08/18/2018	N/A	149,110
						989,042

	Total Corporate Bonds - 95.8%
	(Cost $4,775,469)					4,763,467

	Total Investments - 95.8%
	(Cost $4,775,469)					4,763,467
	Other Assets in excess of Liabilities - 4.2%					207,080
	Net Assets - 100.0%					$ 4,970,547

N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
GmbH - Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

See previously submitted notes to financial statements for the period ended May 31, 2012.

Country Allocation***
China	50.3%
Hong Kong	13.6%
Japan	6.6%
United Kingdom	6.5%
Netherlands	6.5%
South Korea	3.3%
United States	3.3%
France	3.3%
Germany	3.3%
Singapore	3.3%

*** Subject to change daily. Based on total investments.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$4,775,469	$14,430	$(26,432)	$(12,002)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value.  Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.  Money market Fund are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (the “Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.”  Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.  Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii)  the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies,  (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using various observable market inputs.  The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy at August 31, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$–	$4,763	$–	$4,763
Total	$–	$4,763	$–	$4,763

During the three months ended August 31, 2012, there were no transfers between levels.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	October 30, 2012

By:	/s/John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 30, 2012